condensed interim consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and temporary investments, net	$ 2,183	$ 848
Accounts receivable	2,332	2,355
Income and other taxes receivable	202	148
Inventories	363	407
Contract assets	412	439
Prepaid expenses	611	484
Current derivative assets	2	2
Total	6,105	4,683
Non-current assets
Property, plant and equipment, net	15,314	15,014
Intangible assets, net	15,241	15,026
Goodwill, net	7,201	7,224
Contract assets	247	268
Other long-term assets	1,907	1,106
Total	39,910	38,638
Assets	46,015	43,321
Current liabilities
Short-term borrowings	100	100
Accounts payable and accrued liabilities	3,110	2,968
Income and other taxes payable	104	135
Dividends payable	428	403
Advance billings and customer deposits	769	772
Provisions	71	73
Current maturities of long-term debt	1,913	1,432
Current derivative liabilities	23	32
Total	6,518	5,915
Non-current liabilities
Provisions	960	961
Long-term debt	18,019	18,856
Other long-term liabilities	846	1,265
Deferred income taxes	4,022	3,756
Total	23,847	24,838
Liabilities	30,365	30,753
Owners' equity
Common equity	14,756	12,040
Non-controlling interests	894	528
Total	15,650	12,568	[1]
Total	46,015	43,321
Contingent liabilities

[1]	The opening balance of retained earnings has been adjusted as set out in Note 18(c).